N-6	Feb. 08, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
Entity Central Index Key	0001043250
Entity Investment Company Type	N-6
Document Period End Date	Feb. 08, 2024
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]
1.)	In the Appendix: Portfolios Available Under the Contract to the Prospectus, information relating to the Portfolios referenced in the table below are revised as follows:

Type of Portfolio	Portfolio and Investment Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Money Market	Vanguard Money Market Portfolio Investment Adviser: The Vanguard Group, Inc.	0.15	5.05	1.86	1.30
Short Term Bond	Vanguard Short-Term Investment-Grade Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14	6.16	2.13	1.93
Small Cap / Growth	Vanguard Small Company Growth Investment Adviser: ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.	0.29	19.65	9.98	7.85
Intermediate-Term Bond	Vanguard Total Bond Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14	5.58	1.04	1.71
Foreign / Large Cap / Blend	Vanguard Total International Stock Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.11	15.54	7.31	-
Large Cap / Blend	Vanguard Total Stock Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.13	25.95	14.93	11.29
Alternative - Real Estate	Vanguard VIF Real Estate Index Investment Adviser: The Vanguard Group, Inc.	0.26	11.70	7.18	7.29

* The net annual expense ratios of these Portfolios reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Portfolios. Upon the expiration of the temporary fee reductions, the annual expenses of these Portfolios may increase from the amounts disclosed in the table above. Please see the respective Portfolio’s prospectus for additional information.

2.)	In the Appendix: Portfolios Available Under the Contract to the Prospectus, names of the Portfolios and their Investment Adviser referenced in the tables below have changed as follows, effective January 2, 2024:

Former Portfolio Name	New Portfolio Name
Cboe VEST US Large Cap 10% Buffer Strategies VI Fund: Class Y	Vest US Large Cap 10 Percent Buffer Strategies VI Fund
Cboe VEST US Large Cap 20% Buffer Strategies VI Fund: Class Y	Vest US Large Cap 20 Percent Buffer Strategies VI Fund

Former Investment Adviser Name	New Portfolio Name
Cboe Vest Financial, LLC	Vest Financial, LLC

For additional information about the Portfolios, please refer to the respective Portfolios’ prospectus and statement of additional information.

This supplement should be retained with the Prospectus for future reference.

Prospectuses Available [Text Block]	In the Appendix: Portfolios Available Under the Contract to the Prospectus, information relating to the Portfolios referenced in the table below are revised as follows:
Portfolio Companies [Table Text Block]
Type of Portfolio	Portfolio and Investment Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Money Market	Vanguard Money Market Portfolio Investment Adviser: The Vanguard Group, Inc.	0.15	5.05	1.86	1.30
Short Term Bond	Vanguard Short-Term Investment-Grade Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14	6.16	2.13	1.93
Small Cap / Growth	Vanguard Small Company Growth Investment Adviser: ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.	0.29	19.65	9.98	7.85
Intermediate-Term Bond	Vanguard Total Bond Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.14	5.58	1.04	1.71
Foreign / Large Cap / Blend	Vanguard Total International Stock Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.11	15.54	7.31	-
Large Cap / Blend	Vanguard Total Stock Market Index Portfolio Investment Adviser: The Vanguard Group, Inc.	0.13	25.95	14.93	11.29
Alternative - Real Estate	Vanguard VIF Real Estate Index Investment Adviser: The Vanguard Group, Inc.	0.26	11.70	7.18	7.29

* The net annual expense ratios of these Portfolios reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Portfolios. Upon the expiration of the temporary fee reductions, the annual expenses of these Portfolios may increase from the amounts disclosed in the table above. Please see the respective Portfolio’s prospectus for additional information.

Temporary Fee Reductions, Current Expenses [Text Block]	The net annual expense ratios of these Portfolios reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Portfolios. Upon the expiration of the temporary fee reductions, the annual expenses of these Portfolios may increase from the amounts disclosed in the table above. Please see the respective Portfolio’s prospectus for additional information.
Vanguard Money Market Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Money Market Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.15%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	1.30%
Vanguard Short-Term Investment-Grade Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.16%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Vanguard Small Company Growth [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Small Company Growth
Portfolio Company Adviser [Text Block]	ArrowMark Colorado Holdings, LLC and The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	19.65%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Vanguard Total Bond Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Vanguard Total International Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]
Vanguard Total Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	25.95%
Average Annual Total Returns, 5 Years [Percent]	14.93%
Average Annual Total Returns, 10 Years [Percent]	11.29%
Vanguard VIF Real Estate Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Real Estate Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Vest Financial, LLC [Member]
Prospectus:
Portfolio Company Adviser [Text Block]	Vest Financial, LLC
Vest US Large Cap 10 Percent Buffer Strategies VI Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vest US Large Cap 10 Percent Buffer Strategies VI Fund
Vest US Large Cap 20 Percent Buffer Strategies VI Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vest US Large Cap 20 Percent Buffer Strategies VI Fund